RELATED PARTY TRANSACTIONS	12 Months Ended
Oct. 31, 2020
RELATED PARTY TRANSACTIONS

23.	RELATED PARTY TRANSACTIONS

During the year ended October 31, 2020, the Company incurred the following related party transactions:

23.1	Through its wholly owned subsidiary, GRU Properties, LLC, the Company leased a property located in Trail, Oregon owned by the Company’s President and CEO. The lease expires on December 31, 2020. Rent of $77,000 was incurred for the years ended October 31, 2020 (2019 - $71,000, 2018 - $65,000). The Company had $45,000 (October 31, 2019 - $63,000, 2018 - $5,500) owing in accounts payable and accrued liabilities at October 31, 2020.

23.2	The Company incurred expenses of $59,500 (2019 - $36,000, 2018 - $48,000) for services provided by the spouse of the CEO. At October 31, 2020, accounts and accrued liabilities payable to this individual were $1,946 (October 31, 2019 - $Nil, 2018 - $14,000). During the year ended October 31, 2020, this individual was granted 500,000 options which vested on the grant date.

23.3	The Company incurred fees related to marketing and promotion services of $Nil (2019 - $183,674, 2018 - $239,568) from two companies owned by the Company’s former Chief Strategy Officer (“CSO”). At October 31, 2020, accounts payable and accrued liabilities were $Nil (October 31, 2019 - $6,000, 2018 - $25,054) payable to these companies.

23.4	Key management personnel consist of the President and CEO; the former CSO; the CFO of GR Unlimited; the Chief Market Officer; the Chief Accounting Officer; and the CFO of Grown Rogue International, Inc. The compensation paid or payable to key management for services for the years ended October 31, 2020, 2019 and 2018 was as follows:

	2020	2019	2018
Salaries and consulting fees	$577,774	$425,412	$533,568
Share-based compensation	60,929	33,083	-
Stock option expense	144,639	-	-
Total	$783,342	$458,495	$533,568

Stock options granted to key management personnel and close family members of key management personnel include: 750,000 options to the CFO of GR Unlimited; 750,000 options to the Chief Market Officer; and 250,000 option to the Chief Accounting Officer.

Accounts payable and accrued liabilities due to key management at October 31, 2020 totaled $441,424 (October 31, 2019 - $392,152, 2018 - $94,000); these balances include the accrued liabilities described at Note 9.

During the year ended October, 31, 2020, the Company purchased vehicles and equipment from the CEO for an aggregate total purchase price of $21,050.

23.5	Debt balances and movements with related parties

The following table sets out portions of debt described at Notes 12.1, 12.2, and 12.3 pertaining to related parties:

	CEO	CFO of GR Unlimited LLC	Total
Balance - October 31, 2018	$-	$-	$-
Principal borrowed	50,000	50,000	100,000
Interest accrued	2,384	1,151	3,535
Balance - October 31, 2019	52,384	51,151	103,535
Principal borrowed	15,000	-	15,000
Principal repaid	(65,000)	(50,000)	(115,000)
Interest accrued	10,890	9,041	19,931
Interest paid	(13,274)	(10,192)	(23,466)
Balance - October 31, 2020	$-	$-	$-

The following table sets out portions of debt described at Note 12.4 pertaining to related parties:

	CEO	CFO of GR Unlimited LLC	Directors	Total
Balance - October 31, 2019, and 2018	$-	$-	$-	$-
Borrowed	50,000	100,000	150,000	300,000
Interest	21,745	43,491	65,236	130,472
Payments	(10,252)	(20,504)	(30,756)	(61,512)
Balance - October 31, 2020	$61,493	$122,987	$184,480	$368,960

Pursuant to the loan agreements transacted during the year ended October 31, 2020, the CEO, CFO of GR Unlimited LLC, and a director obtained 5.5%; 1%; and 2.5% of GR Michigan LLC, respectively. Third parties obtained 4% as part of the same financing (Note 12.4), such that GR Michigan has a 13% non-controlling interest (Note 30).

23.6	Transactions with PBIC

PBIC is a shareholder of 30,000,000 shares of the Company (approximately 28% of issued and outstanding common shares as at October 3, 2020). The Company is a shareholder of 2,362,204 (Note 7) PBIC shares. PBIC has appointed a director of GRIN, and the CFO of GRIN became the CFO of PBIC subsequent to October 31, 2020.

During the year ended October 31, 2020, the Company completed the following transactions with PBIC:

●	PBIC issued 2,362,204 shares to GRIN and GRIN issued PBIC 15,000,000 shares (Note 7); and

●	PBIC subscribed to equity of the Company for $1,084,335; the equity included 15,000,000 common shares (Note 16.1) and 15,000,000 warrants to purchase one common share per warrant (Notes 17.1 and 17.2).